Net (loss) income per Ordinary Share - Computation of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income (Loss)	$ (78,179)	$ 63,569	$ (2,595,941)
Net (loss) income attributable to ordinary shareholders	$ (78,179)	$ 63,569	$ (2,595,941)
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	4,837,255,456	4,837,255,456	4,837,255,456
Weighted average number of ordinary shares outstanding, Diluted (in shares)	4,837,255,456	4,858,518,429	4,837,255,456
Net income (loss) per share, basic (in dollars per share)	$ (0.00002)	$ 0.00001	$ (0.0005)
Net income (loss) per share, diluted (in dollars per share)	$ (0.00002)	$ 0.00001	$ (0.0005)